Cover	Oct. 07, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2019
Entity File Number	0-20570
Entity Registrant Name	IAC/InterActiveCorp
Entity Central Index Key	0000891103
Entity Tax Identification Number	59-2712887
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 West 18th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	314-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	IAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false